January 27, 2026

U.S. Securities & Exchange Commission
Daniel Greenspan, Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price International Funds, Inc. (the “Registrant”) on behalf of the following series:
T. Rowe Price New Asia Fund (the “Acquiring Fund”)
File No.: 002-65539

Dear Mr. Greenspan:

On behalf of the Acquiring Fund, we are hereby filing the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a combined prospectus and information statement relating to the reorganization of the T. Rowe Price Asia Opportunities Fund into the Investor Class and I Class of the Acquiring Fund. This Registration Statement is being filed under Rule 488(a) under the Securities Act of 1933 and we are requesting an effective date of February 26, 2026.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/ Brian R. Poole
Brian R. Poole, Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.